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Sec File No. 9- 91-1433

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06060612

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 22 2006
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I ***Initial Listing Report***

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
International Securities Exchange, LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Select Sector SPDR Trust

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, **The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, The Utilities Select Sector SPDR Fund**

PROCESSED
MAR 28 2007
THOMSON
FINANCIAL

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The indexes referred to in Item 4 above are Sector indexes

6. Ticker Symbol(s) of New Derivative Securities Product:
XLE, XLF, XLV, XLI, XLB, XLK, XLU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Exchange, Nasdaq Global Market and American Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:
Not Applicable

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
MAR 28 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**September 21, 2006**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 8, 2006

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.iseoptions.com

September 21, 2006

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 22 2006
DIVISION OF MARKET REGULATION

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) Select Sector SPDR Fund

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Select Sector SPDR Fund. These securities are sector indexes listed for trading pursuant to ISE Rule 2114, operative under Form PILOT.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 8, 2006

END